Business Combination (Details) - Schedule of Fair Value of the Assets Acquired and Liabilities $ in Thousands	12 Months Ended
Mar. 31, 2023 USD ($)
Business Combination (Details) - Schedule of Fair Value of the Assets Acquired and Liabilities [Line Items]
Fair Value	$ 16,091
Cash and cash equivalents [Member]
Business Combination (Details) - Schedule of Fair Value of the Assets Acquired and Liabilities [Line Items]
Fair Value	1,286
Accounts receivable [Member]
Business Combination (Details) - Schedule of Fair Value of the Assets Acquired and Liabilities [Line Items]
Fair Value	3,951
Prepaid expense and other assets [Member]
Business Combination (Details) - Schedule of Fair Value of the Assets Acquired and Liabilities [Line Items]
Fair Value	316
Property and equipment [Member]
Business Combination (Details) - Schedule of Fair Value of the Assets Acquired and Liabilities [Line Items]
Fair Value	$ 119
Content creator relationships [Member]
Business Combination (Details) - Schedule of Fair Value of the Assets Acquired and Liabilities [Line Items]
Weighted Average Amortization Period (Years)	1 year 7 months 6 days
Fair Value	$ 772
Brand and trade names [Member]
Business Combination (Details) - Schedule of Fair Value of the Assets Acquired and Liabilities [Line Items]
Weighted Average Amortization Period (Years)	10 years
Fair Value	$ 1,010
Goodwill [Member]
Business Combination (Details) - Schedule of Fair Value of the Assets Acquired and Liabilities [Line Items]
Fair Value	12,041
Accounts payable and accrued liabilities [Member]
Business Combination (Details) - Schedule of Fair Value of the Assets Acquired and Liabilities [Line Items]
Fair Value	(2,934)
Deferred tax asset [Member]
Business Combination (Details) - Schedule of Fair Value of the Assets Acquired and Liabilities [Line Items]
Fair Value	972
Allowance for deferred tax asset [Member]
Business Combination (Details) - Schedule of Fair Value of the Assets Acquired and Liabilities [Line Items]
Fair Value	(972)
Note payable [Member]
Business Combination (Details) - Schedule of Fair Value of the Assets Acquired and Liabilities [Line Items]
Fair Value	$ (471)